Intangible assets (Details Narrative) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Research and development expenditure	€ 0.9	€ 0.9
Intellectual Properties [Member]
IfrsStatementLineItems [Line Items]
indefinite Intangible assets	1.9	1.9
Project Development Costs [Member]
IfrsStatementLineItems [Line Items]
indefinite Intangible assets	€ 1.3	€ 0.7